Profit before taxation - Summary of Direct and Marketing Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit Before Taxation [Abstract]
Gaming tax, license costs and other tax	€ 178,155	€ 127,189	€ 67,951
Processing & Fraud Costs	202,594	196,533	197,394
Royalties	221,319	198,315	178,203
Staff costs and related expense	133,240	158,107	130,305
Other operational costs	102,814	72,325	50,137
Foreign exchange losses (excluding foreign exchange on processing)	17,309	17,367	12,550
Marketing Expenses	414,486	367,034	342,760
Direct and marketing expenses	€ 1,269,917	€ 1,136,870	€ 979,300